Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended								1 Months Ended				12 Months Ended	1 Months Ended											12 Months Ended		1 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Sep. 16, 2013	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Sep. 14, 2012	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Sep. 16, 2013 Restricted Stock Units Performance Vesting [Member]	Jun. 07, 2013 Restricted Stock Units Performance Vesting [Member]	Sep. 14, 2012 Restricted Stock Units Performance Vesting [Member]	Jun. 07, 2012 Restricted Stock Units Performance Vesting [Member]	Mar. 31, 2014 Restricted Stock Units Performance Vesting [Member]	Mar. 17, 2014 Restricted Stock Units (Market Condition) [Member]	Sep. 16, 2013 Restricted Stock Units (Market Condition) [Member]	Sep. 14, 2012 Restricted Stock Units (Market Condition) [Member]	Jun. 29, 2013 Long Term Incentive Award [Member]	Jun. 21, 2012 Long Term Incentive Award [Member]	Jun. 29, 2013 Long Term Incentive Award [Member] Maximum [Member]	Jun. 21, 2012 Long Term Incentive Award [Member] Maximum [Member]	Jan. 24, 2014 Restricted Stock Units Service Vesting [Member]	Dec. 07, 2012 Restricted Stock Units Service Vesting [Member]	Dec. 09, 2013 Restricted Stock Units Service Vesting [Member]	Sep. 16, 2013 Restricted Stock Units Service Vesting [Member]	Mar. 31, 2014 2001 Equity Incentive Plan [Member]	Mar. 31, 2013 2001 Equity Incentive Plan [Member]	Aug. 31, 2007 Long-Term Incentive Plan [Member]	Nov. 30, 2006 Long-Term Incentive Plan [Member]	Mar. 31, 2014 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 13.0			$ 10.8			$ 11.1
Compensation expense related to equity-based awards	8.5			7.0			7.8
Compensation expense related to liability-classified awards	4.5			3.8			3.3
Unrecognized compensation cost related to stock-based compensation cost	12.3
Estimated weighted average amortisation, period of recognition	1 year 7 months 6 days	1 year 7 months 6 days
Issue of shares authorised																									45,077,100
Percentage of options exercised after first year																									25.00%
Percentage of options exercised after second year																									25.00%
Percentage of options exercised after third year																									50.00%
Unexercised options expiration year																									10 years				10 years
Unexercised options expiration days																									90 days
Restricted stock units granted	1,266,656	1,266,656		1,415,605	1,415,605										489,888	432,654						265,988	259,621	56,128	315,749	265,988
Restricted stock units outstanding	3,883,918	3,883,918		4,004,368	4,004,368		3,677,511	3,677,511																	608,215				3,275,703
LTI units granted									461,019		450,336	266,627					324,027	501,556	821,459	1,083,021									8,216,899
Granted options																											1,016,000	1,132,000
Options outstanding																													101,000
Intrinsic value of stock options exercised		13.8			7.2			2.0
Tax benefits from stock options exercised	$ 5.6			$ 3.5
Closing stock price		14.33
Restricted stock units vested	1,227,372	1,227,372		846,415	846,415					61,363		592,442		907,037							5,231	240,645	253,741
Restricted stock unit deferred vesting period											3 years		2 years
Scorecard LTI - cash settled units granted under the terms of LTIP			518,647			506,627